Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 91.6%
Aerospace & Defense — 1.6%
L3Harris Technologies, Inc.	6,439	$1,347,747
Banks — 3.9%
Cullen/Frost Bankers, Inc.	6,924	866,885
The PNC Financial Services Group, Inc.	5,780	1,015,951
Wintrust Financial Corp.	12,827	1,442,524
		3,325,360
Biotechnology — 1.6%
Corteva, Inc.	20,820	1,310,203
Building Materials — 2.1%
Fortune Brands Innovations, Inc.	13,849	843,127
Martin Marietta Materials, Inc.	1,862	890,278
		1,733,405
Chemicals — 1.5%
Westlake Corp.	12,444	1,244,773
Commercial Services — 3.6%
MarketAxess Holdings, Inc.	3,752	811,745
Robert Half, Inc.	14,791	806,849
TransUnion	17,373	1,441,786
		3,060,380
Computers — 0.7%
Tenable Holdings, Inc.*	15,949	557,896
Distribution & Wholesale — 2.0%
LKQ Corp.	40,027	1,702,749
Diversified Financial Services — 4.5%
Ally Financial, Inc.	47,056	1,716,132
Jefferies Financial Group, Inc.	11,457	613,752
Lazard, Inc.	33,269	1,440,548
		3,770,432
Electric — 5.1%
Alliant Energy Corp.	38,885	2,502,250
Entergy Corp.	21,251	1,816,748
		4,318,998
Electrical Components & Equipment — 2.6%
AMETEK, Inc.	7,119	1,225,465
Littelfuse, Inc.	5,039	991,373
		2,216,838
Electronics — 3.0%
Arrow Electronics, Inc.*	5,927	615,401
Keysight Technologies, Inc.*	3,516	526,591
Vontier Corp.	42,126	1,383,839
		2,525,831
Environmental Control — 1.9%
Waste Connections, Inc.	8,415	1,642,524
Food — 2.9%
Lamb Weston Holdings, Inc.	22,506	1,199,570
	Number of Shares	Value†

Food — (continued)
The Hershey Co.	7,118	$1,217,391
		2,416,961
Hand & Machine Tools — 1.5%
Lincoln Electric Holdings, Inc.	6,486	1,226,892
Healthcare Products — 4.5%
Avantor, Inc.*	61,669	999,655
Globus Medical, Inc., Class A*	16,286	1,192,135
Teleflex, Inc.	5,238	723,839
Zimmer Biomet Holdings, Inc.	7,958	900,686
		3,816,315
Healthcare Services — 2.9%
Humana, Inc.	1,265	334,719
ICON PLC*	5,651	988,868
Labcorp Holdings, Inc.	4,698	1,093,413
		2,417,000
Home Builders — 0.6%
Toll Brothers, Inc.	5,151	543,894
Home Furnishings — 0.4%
SharkNinja, Inc.*	3,834	319,794
Insurance — 5.7%
Axis Capital Holdings Ltd.	16,549	1,658,872
Everest Group Ltd.	3,705	1,346,138
The Hartford Insurance Group, Inc.	14,883	1,841,473
		4,846,483
Internet — 0.5%
CDW Corp.	2,893	463,632
Leisure Time — 0.5%
Brunswick Corp.	8,393	451,963
Machinery — Construction & Mining — 1.2%
BWX Technologies, Inc.	10,499	1,035,726
Media — 1.5%
Fox Corp., Class B	23,572	1,242,480
Mining — 2.2%
Freeport-McMoRan, Inc.	49,486	1,873,540
Miscellaneous Manufacturing — 3.9%
3M Co.	10,035	1,473,740
Carlisle Cos., Inc.	3,917	1,333,738
Fabrinet*	2,362	466,519
		3,273,997
Oil & Gas — 5.6%
ConocoPhillips	15,517	1,629,595
Expand Energy Corp.	19,310	2,149,589
HF Sinclair Corp.	29,834	980,942
		4,760,126
Oil & Gas Services — 0.7%
Baker Hughes Co.	12,931	568,317

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Packaging and Containers — 2.8%
Ball Corp.	27,030	$1,407,452
Graphic Packaging Holding Co.	36,999	960,494
		2,367,946
Pharmaceuticals — 0.8%
Cardinal Health, Inc.	5,210	717,782
Real Estate — 1.3%
CBRE Group, Inc., Class A*	8,217	1,074,619
Retail — 9.7%
AutoZone, Inc.*	344	1,311,596
Bath & Body Works, Inc.	44,234	1,341,175
Burlington Stores, Inc.*	2,349	559,837
Casey's General Stores, Inc.	5,328	2,312,565
MSC Industrial Direct Co., Inc., Class A	10,127	786,564
O'Reilly Automotive, Inc.*	706	1,011,402
Target Corp.	8,261	862,118
		8,185,257
Semiconductors — 0.8%
Teradyne, Inc.	8,631	712,921
Software — 2.6%
Electronic Arts, Inc.	5,099	736,907
Fidelity National Information Services, Inc.	12,529	935,666
Nice Ltd., ADR*	3,135	483,323
		2,155,896
Transportation — 4.3%
Canadian Pacific Kansas City Ltd.	14,069	987,784
Kirby Corp.*	12,278	1,240,201
Landstar System, Inc.	9,233	1,386,797
		3,614,782
Trucking and Leasing — 0.6%
GATX Corp.	3,227	501,056
TOTAL COMMON STOCKS (Cost $65,820,231)		77,344,515

REAL ESTATE INVESTMENT TRUSTS — 7.0%
Diversified — 2.3%
Lamar Advertising Co., Class A	11,971	1,362,060
PotlatchDeltic Corp.	13,701	618,189
		1,980,249
Industrial — 1.2%
STAG lndustrial, Inc.	28,268	1,021,040
Manufactured Homes — 1.2%
Equity LifeStyle Properties, Inc.	15,074	1,005,436
Single Tenant — 2.3%
Agree Realty Corp.	24,993	1,929,210
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,015,752)		5,935,935

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $958,276)	958,276	$958,276
TOTAL INVESTMENTS — 99.8% (Cost $71,794,259)		$84,238,726
Other Assets & Liabilities — 0.2%		201,701
TOTAL NET ASSETS — 100.0%		$84,440,427

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Country Weightings as of 3/31/2025††
United States	91%
Bermuda	4
Canada	3
Ireland	1
Israel	1
Total	100%
††	% of total investments as of March 31, 2025.

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